CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
ASSETS
Cash and due from financial institutions	$ 17,289	$ 6,684	$ 8,192	$ 23,430
Securities available for sale	68,092	86,062	87,930	94,456
Loans held for sale	562	307	482	719
Loans, net of allowance of 1,783 , $1,908, $1,989 and $2,004	298,253	177,088	175,476	179,998
Restricted stock, at cost	2,921	1,953	1,953	1,953
Other real estate owned, net	1,377	375	375	1,001
Premises and equipment, net	7,789	6,267	6,197	6,078
Company owned life insurance	7,100	6,936	6,887	6,685
Accrued interest receivable	1,448	1,126	1,134	1,255
Goodwill	624	0
Other intangible assets, net	1,645	0
Deferred tax asset	2,525	1,201
Other assets	2,149	1,231	2,382	1,584
Total Assets	411,774	289,230	291,008	317,159
Deposits
Non-interest bearing	42,110	6,058	6,308	6,422
Interest bearing	276,080	203,382	211,032	230,050
Total deposits	318,190	209,440	217,340	236,472
Federal Home Loan Bank advances	20,598	19,958	13,230	17,672
Subordinated debenture	2,681	0
Accrued interest payable	224	33	278	376
Other liabilities	3,274	2,141	2,255	2,057
Total liabilities	344,967	231,572	233,103	256,577
Commitments and contingent liabilities
Shareholders' equity
Common stock, $.01 par value, 30,000,000 shares authorized, 3,881,917 and 3,347,263, 3,350,916 and 3,372,375 issued and outstanding at September 30, 2014, December 31, 2013, September 30, 2013 and 2012 respectively	39	34	34	34
Additional paid-in-capital	37,811	30,080	30,005	31,979
Retained earnings	31,202	30,789	31,074	29,416
Unearned Employee Stock Ownership Plan (ESOP) shares	(2,293)	(2,394)	(2,428)	(2,563)
Accumulated other comprehensive income (loss)	48	(851)	(780)	1,716
Total shareholders' equity	66,807	57,658	57,905	60,582
Total Liabilities and Shareholders' Equity	$ 411,774	$ 289,230	$ 291,008	$ 317,159